Other Income (Loss), Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income (Loss), Net
Gains on marketable securities, realized portion	$ 734,904
Gains (loss) on marketable securities, unrealized portion	804,621	(8,598,962)	679,626
Recognize (reverse) reimbursement income from depository agent	(55,997)	721,813	542,056
Gain from sale of properties held for sale	45,936	417,610	1,348,003
Gain from bargain purchase			392,524
Foreign exchange loss	(379,530)	(1,051,883)	(1,453,940)
Loss from disposal of subsidiaries		(1,054,348)
Amortized discounts related to liability for exclusive rights with Baidu	(1,882,804)	(891,441)
Total other income (loss)	$ (732,870)	$ (10,457,211)	$ 1,508,269